Expense Example, No Redemption - BNY Mellon Concentrated International ETF - BNY Mellon Concentrated International ETF	Aug. 01, 2024 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 66
Expense Example, No Redemption, 3 Years	224
Expense Example, No Redemption, 5 Years	413
Expense Example, No Redemption, 10 Years	$ 960